Health Care Fund Expense Example - Class A and Class C [Member] - Health Care Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 341
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	2,763
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	$ 2,374